Net Loss per Share - Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended				9 Months Ended
	Sep. 30, 2024	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2025
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Loss Allocation, Basic	$ (2,631)	$ (20,947)				$ (52,391)
Loss Allocation, Diluted	$ (2,631)	$ (20,947)				$ (52,391)
Weighted Average Shares Outstanding, Basic (in shares)	730,092	16,540,771			767,580	6,640,402
Weighted Average Shares Outstanding, Diluted (in shares)	730,092	16,540,771			767,580	6,640,402
Loss Per Share, Basic (in dollars per share)	$ (3.60)	$ (1.27)			$ (23.28)	$ (7.89)
Loss Per Share, Diluted (in dollars per share)	$ (3.60)	$ (1.27)			$ (23.28)	$ (7.89)
Loss Allocation, Basic		$ (3,660)				$ (9,154)
Loss Allocation, Diluted		$ (3,660)				$ (9,154)
Weighted Average Shares Outstanding, Basic (in shares)	0	2,890				1,160
Weighted Average Shares Outstanding, Diluted (in shares)	0	2,890				1,160
Loss Per Share, Basic (in dollars per share)	$ 0	$ (1,266.44)				$ (7,891.38)
Loss Per Share, Diluted (in dollars per share)	$ 0	$ (1,266.44)				$ (7,891.38)
Net loss	$ (2,631)	$ (24,607)	$ (21,790)	$ (15,148)	$ (17,867)	$ (61,545)
Series A Non-Voting Preferred Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average number of shares of as-converted (in shares)		2,890,000				1,160,219